STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		6 Months Ended
	Jun. 30, 2021	Jan. 31, 2021	Aug. 31, 2019	Jun. 30, 2021	Sep. 30, 2022	Sep. 29, 2022	Sep. 20, 2022	Aug. 10, 2022	Aug. 09, 2022	Jul. 02, 2022	Jul. 01, 2022	Jun. 01, 2022	May 02, 2022	Mar. 01, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 28, 2021	Nov. 05, 2021	Sep. 24, 2021	Jul. 02, 2021	Dec. 31, 2020	Feb. 28, 2013
Restructuring Cost and Reserve [Line Items]
Common stock, shares authorized	150,000,000			150,000,000	250,000,000												150,000,000					150,000,000
Preferred stock, shares authorized	1,500,000			1,500,000	1,500,000												1,500,000					1,500,000
Preferred stock par value	$ 0.0001			$ 0.0001	$ 0.0001												$ 0.0001					$ 0.0001
Preferred stock, shares issued					0												0					0
Preferred stock, shares outstanding					0												0					0
Common stock, shares, issued					2,208,446												1,233,148					788,437
Common stock, shares outstanding	310,963			310,963	2,207,458												1,232,160					788,437
Stock issued to settlement of convertible debt	67,899			67,899
Stock issued to settlement amount of convertible debt	$ 5.8			$ 5.8
Common stock issued to settlement of termination agreement		25,000		25,000
Common stock issued to settelment of underwriting costs	6,250			6,250
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	945,063			945,063					233,394		233,394								36,116	18,058	55,306		659
Warrant, exercise price			$ 60.80			$ 4.00	$ 4.60	$ 7.00	$ 14.17	$ 14.17	$ 8.00	$ 9.20	$ 18.80	$ 19.20	$ 31.60	$ 56.60		$ 90.00	$ 152.60	$ 152.60			$ 124.60
Stock Issued During Period, Shares, Conversion of Convertible Securities			329
Weighted Average Number of Shares, Restricted Stock				988
common stock par value	$ 0.0001			$ 0.0001	$ 0.0001												$ 0.0001					$ 0.0001
SPAC [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares outstanding	310,963			310,963
Former Ensysce [Member]
Restructuring Cost and Reserve [Line Items]
Common stock, shares, issued	802,679			802,679
Stock issued during period shares purchase of assets	988			988
common stock par value		$ 0.0001